Line of Credit and Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of the note payable

Notes Payable & Line of Credit	June 30, 2024	December 31, 2023
Note payable issued November 29, 2021	$336,983	$—
Line of credit issued November 29, 2021	456,097	—
Note payable issued December 1, 2021	1,500,600	—
Note payable issued January 12, 2023	—	220,000
Note payable issued August 3, 2023	33,000	—
Note payable issued August 18, 2023	64,000	—
Note payable issued November 13, 2023	22,000	—
Note payable issued January 14, 2024	16,200	—
Total notes payable and line of credit	2,428,880	220,000
Less: current portion	(928,280)	(220,000)
Less fair value adjustment for debt	(906,659)	—
Total notes payable and line of credit, net of current portion	$593,941	$—

Schedule of required principal payments under the company's notes payable and line of credit

Year Ending December 31, 2024	$928,280
Year Ending December 31, 2025	4,567
Year Ending December 31, 2026	26,534
Year Ending December 31, 2027	37,720
Year Ending December 31, 2028	39,008
Thereafter	1,392,771
Total	$2,428,880

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Schedule of the note payable

	December 31,	December 31,
Notes Payable & Line of Credit	2023	2022
Note payable issued November 29, 2021 (Face Value: $654,044)	$336,983	$426,922
Line of credit issued November 29, 2021 (Face Value: $500,000)	456,097	495,000
Note payable issued December 1, 2021 (Face Value: $1,500,700)	1,500,600	1,500,600
Note payable issued October 6, 2022 (Face Value: $666,667)	—	666,667
Note payable issued November 15, 2022 (Face Value: $200,000)	200,000	100,000
Note payable issued January 25, 2023 (Face Value: $100,000)	100,000	—
Note payable issued February 14, 2023 and December 15, 2022 (Face Value: $585,500, $200,000)	585,000	220,000
Note payable issued August 3, 2023 (Face Value: $33,000)	33,000	—
Note payable issued August 18, 2023 (Face Value: $64,000)	64,000	—
Note payable issued November 13, 2023 (Face Value: $22,000)	22,000	—
Note payable issued November 30, 2023 (Face Value: $200,000)	200,000	—
Total notes payable and line of credit	3,497,680	3,409,189
Less: unamortized discount on notes payable	—	(275,759)
Less: current portion	(1,997,080)	(1,324,505)
Total notes payable and line of credit	$1,500,600	$1,808,925

Schedule of required principal payments under the company's notes payable and line of credit

Year Ending December 31, 2024	$1,997,080
Year Ending December 31, 2025	4,567
Year Ending December 31, 2026	26,534
Year Ending December 31, 2027	37,720
Year Ending December 31, 2028	39,008
Thereafter	1,392,771
Total	$3,497,680